Securities - Summary of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Sale of securities measured at amortized cost	$ 47
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on disposal of debt securities	$ 2	$ (1)